United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  03/31/11

Date of Reporting Period:  Quarter ended 6/30/10

Item 1.                      Schedule of Investments

Tax-Free Money Market Fund

Portfolio of Investments

June 30, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 103.9%;1
		Alabama – 2.1%
$33,000,000		Lower Alabama Gas District, (Series 2007A: Gas Supply Revenue Bonds) Weekly VRDNs (Societe Generale, Paris LIQ), 0.550%, 7/1/2010	33,000,000
2,600,000		Mobile, AL Spring Hill College Educational Building Authority, (Series 2004B) Weekly VRDNs (Spring Hill College, AL)/(Regions Bank, Alabama LOC), 1.460%, 7/7/2010	2,600,000
48,000,000		Southeast Alabama Gas District, (Series 2007A) Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 1.400%, 7/1/2010	48,000,000
3,380,000		Taylor-Ryan Improvement District No. 2, AL, (Series 2005) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.310%, 7/1/2010	3,380,000
		TOTAL	86,980,000
		Alaska – 4.1%
37,000,000		Alaska State Housing Finance Corp., (Series 2007B) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.350%, 7/1/2010	37,000,000
60,000,000		Alaska State Housing Finance Corp., Home Mortgage Revenue Bonds (Series 2007D) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.350%, 7/1/2010	60,000,000
8,465,000	[2,3]	Alaska State Housing Finance Corp., SPEARs (Series DB-507) Weekly VRDNs (Deutsche Bank AG LIQ), 0.330%, 7/1/2010	8,465,000
42,600,000		Valdez, AK Marine Terminal, (Series 1994C) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.400%, 7/7/2010	42,600,000
17,500,000		Valdez, AK Marine Terminal, (Series 2002) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.250%, 7/7/2010	17,500,000
		TOTAL	165,565,000
		Arizona – 1.0%
465,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.460%, 7/1/2010	465,000
3,000,000		Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 0.320%, 7/1/2010	3,000,000
14,000,000	[2,3]	Mesa, AZ Utility System, Clipper Tax-Exempt Certificates Trust (Series 2009-33) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.310%, 7/1/2010	14,000,000
9,125,000		Scottsdale, AZ IDA, (Series 2006C) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.250%, 7/7/2010	9,125,000
3,885,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(RBC Bank (USA) LIQ), 0.320%, 7/7/2010	3,885,000
6,070,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.450%, 7/1/2010	6,070,000
4,000,000		Yuma, AZ IDA — Hospital Revenue, (Series 2008) Weekly VRDNs (Yuma Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 7/7/2010	4,000,000
		TOTAL	40,545,000
		California – 17.5%
11,275,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A. LOC), 0.280%, 7/7/2010	11,275,000
7,865,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Air Force Village West, Inc.)/(KBC Bank N.V. LOC), 0.340%, 7/1/2010	7,865,000
4,870,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Francis Parker School)/(Bank of New York Mellon LOC), 0.270%, 7/1/2010	4,870,000
4,020,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.210%, 7/1/2010	4,020,000
4,600,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Weekly VRDNs (Harker School)/(U.S. Bank, N.A. LOC), 0.280%, 7/7/2010	4,600,000
14,220,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008) Weekly VRDNs (NorthBay Healthcare Group)/(JPMorgan Chase Bank, N.A. LOC), 0.340%, 7/1/2010	14,220,000
10,750,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008A) Weekly VRDNs (Eskaton Properties, Inc.)/(U.S. Bank, N.A. LOC), 0.340%, 7/1/2010	10,750,000
71,025,000		Bay Area Toll Authority, CA, (Series 2001A) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.360%, 7/1/2010	71,025,000
25,000,000		California Health Facilities Financing Authority, (Series 2008 A-2) Weekly VRDNs (Stanford Hospital & Clinics)/(Bank of America N.A. LOC), 0.220%, 7/7/2010	25,000,000

Principal Amount			Value
$22,200,000		California Infrastructure & Economic Development Bank, (Series 2008B) Daily VRDNs (RAND Corp.)/(Bank of America N.A. LOC), 0.160%, 7/1/2010	22,200,000
8,300,000		California State, (Series 2003C-3) Weekly VRDNs (Citibank NA, New York LOC), 0.300%, 7/1/2010	8,300,000
7,000,000		California State, (Series 2004 A-9) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and State Street Bank and Trust Co. LOCs), 0.290%, 7/1/2010	7,000,000
27,470,000		California State, GO Tax Exempt Notes, 0.37% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 7/1/2010	27,470,000
26,260,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 7/7/2010	26,260,000
37,090,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 7/8/2010	37,090,000
20,000,000		California State, GO Tax Exempt Notes, 0.43% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 7/15/2010	20,000,000
22,500,000		California Statewide CDA, (Series 2007) Weekly VRDNs (House Ear Institute)/(FHLB of San Francisco LOC), 0.320%, 7/1/2010	22,500,000
16,000,000		Contra Costa, CA Transportation Authority, (Series 2009), 2.50% BANs, 10/1/2010	16,080,269
9,900,000		Corcoran Joint Powers Finance Authority, CA, (Series 2008) Weekly VRDNs (Corcoran, CA Water System)/(Union Bank, N.A. LOC), 0.330%, 7/1/2010	9,900,000
35,200,000	[2,3]	Golden State Tobacco Securitization Corp., CA, SPEARs (Series DBE-290) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.310%, 7/1/2010	35,200,000
13,000,000	[2,3]	Los Angeles, CA CCD, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.310%, 7/1/2010	13,000,000
10,000,000		Los Angeles, CA Department of Water & Power (Electric/Power System), 0.55% CP, Mandatory Tender 7/22/2010	10,000,000
20,500,000		Los Angeles, CA USD, (Series A), 2.00% TRANs, 6/30/2011	20,769,985
30,000,000		Los Angeles, CA Wastewater System, (Series A), 0.30% CP, Mandatory Tender 8/19/2010	30,000,000
35,000,000		Los Angeles, CA Wastewater System, (Series B), 0.30% CP, Mandatory Tender 8/19/2010	35,000,000
25,000,000		Los Angeles, CA Wastewater System, (Series C), 0.30% CP, Mandatory Tender 8/17/2010	25,000,000
34,330,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H) Weekly VRDNs (Bank of America N.A. LOC), 0.310%, 7/1/2010	34,330,000
8,790,000	[2,3]	Manteca, CA USD, SPEARs (DBE-330) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.310%, 7/1/2010	8,790,000
31,885,000		Metropolitan Water District of Southern California, (Series 2006A-2) Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA LIQ), 0.400%, 7/1/2010	31,885,000
700,000		Monterey Peninsula, CA Water Management District, Wastewater Reclamation Weekly VRDNs (Bank of America N.A. LOC), 0.310%, 7/1/2010	700,000
17,285,000	[2,3]	Palomar, CA CCD, Wells Fargo Stage Trust (Series 2008-18C), 0.35% TOBs (Wells Fargo & Co. LIQ)/(Wells Fargo & Co. LOC), Optional Tender 7/29/2010	17,285,000
6,000,000		Sacramento, CA Suburban Water District, (Series 2009A) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.190%, 7/7/2010	6,000,000
7,805,000	[2,3]	San Bernardino, CA CCD, SPEARs (DBE-303) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.310%, 7/1/2010	7,805,000
5,000,000		San Francisco, CA City & County Airport Commission, (Series 2009A), 0.75% TOBs, Mandatory Tender 9/15/2010	5,000,000
19,450,000	[2,3]	San Jose, CA USD, SPEARs (DB-324) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.310%, 7/1/2010	19,450,000
10,000,000	[2,3]	Santa Clara County, CA, Wells Fargo Stage Trust (Series 2009-19C), 0.35% TOBs (Wells Fargo & Co. LIQ), Optional Tender 8/19/2010	10,000,000
10,300,000		Torrance, CA, (Series 1992: Hospital Revenue Bonds) Weekly VRDNs (Torrance Memorial Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.340%, 7/1/2010	10,300,000
17,515,000		West Covina, CA Public Financing Authority, (Series 2002B) Weekly VRDNs (West Covina, CA)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.290%, 7/7/2010	17,515,000
10,000,000		West Hills CCD Financing Corporation, CA, (Series 2008) Weekly VRDNs (West Hills CCD, CA)/(Union Bank, N.A. LOC), 0.280%, 7/7/2010	10,000,000
10,885,000		Whittier, CA Revenue Bonds, (Series 2008) Weekly VRDNs (Whittier College)/(Bank of America N.A. LOC), 0.320%, 7/1/2010	10,885,000
		TOTAL	709,340,254
		Colorado – 1.9%
44,835,000		Centerra Metropolitan District No. 1, CO, (Series 2008) Weekly VRDNs (Compass Bank, Birmingham LOC), 1.000%, 7/7/2010	44,835,000

Principal Amount			Value
$1,595,000		Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.600%, 7/1/2010	1,595,000
390,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC), 0.850%, 7/1/2010	390,000
6,250,000	[2,3]	Colorado Health Facilities Authority, PUTTERs (Series 2999) Weekly VRDNs (Catholic Health Initiatives)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.360%, 7/1/2010	6,250,000
25,000,000		Denver, CO City & County Department of Aviation, (Subseries 2008C3) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.280%, 7/7/2010	25,000,000
		TOTAL	78,070,000
		Connecticut – 2.0%
6,330,000		Berlin, CT, 1.25% BANs, 9/1/2010	6,336,944
1,880,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(HSBC Bank USA LOC), 0.220%, 7/7/2010	1,880,000
12,500,000		Connecticut Development Authority, (Series 1999), 0.90% CP (New England Power Co.), Mandatory Tender 7/29/2010	12,500,000
21,000,000	[2,3]	Connecticut Health and Educational Facilities Authority, AUSTIN (Series 2008-1086) Weekly VRDNs (Yale University)/(Bank of America N.A. LIQ), 0.310%, 7/1/2010	21,000,000
2,300,000	[2,3]	Connecticut State Health & Educational Facilities, EAGLES (Series 72005-3031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.310%, 7/1/2010	2,300,000
30,000		Connecticut State HEFA, (Series D) Weekly VRDNs (Choate Rosemary Hall)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 7/1/2010	30,000
4,000,000		Connecticut State HEFA, (Series F) Weekly VRDNs (Saint Francis Hospital and Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 7/1/2010	4,000,000
4,110,000		Connecticut State, (2001 Series A) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.420%, 7/1/2010	4,110,000
3,000,000	[2,3]	Connecticut State, PUTTERs (Series 320) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 0.320%, 7/1/2010	3,000,000
14,000,000		Hamden, CT, 1.25% BANs, 8/25/2010	14,013,623
13,376,000		Manchester, CT, 1.25% BANs, 7/1/2011	13,483,664
		TOTAL	82,654,231
		Delaware – 0.0%
255,000		Delaware Health Facilities Authority, (Series 2009 C) Daily VRDNs (Bayhealth Medical Center, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 7/1/2010	255,000
		Florida – 4.6%
6,400,000		Charlotte County, FL, (Series 2003A) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.300%, 7/1/2010	6,400,000
7,630,000	[2,3]	Clipper Tax-Exempt Trust (Florida Non-AMT)/(Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.310%, 7/1/2010	7,630,000
4,575,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 7/2/2010	4,575,000
19,625,000		Florida State Municipal Power Agency, (Series 2008E) Daily VRDNs (SunTrust Bank LOC), 0.250%, 7/1/2010	19,625,000
10,000,000	[2,3]	Highlands County, FL Health Facilities Authority, Stage Trust (Series 2009-84C), 0.45% TOBs (Adventist Health System/Sunbelt Obligated Group)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 11/18/2010	10,000,000
3,800,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(GTD by H.J. Heinz Co.), 1.000%, 7/1/2010	3,800,000
12,300,000		Miami, FL Health Facilities Authority, (Series 2005) Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 0.430%, 7/7/2010	12,300,000
3,500,000		Orange County, FL IDA, (Series 2004) Weekly VRDNs (UCF Hospitality School Student Housing Foundation)/(SunTrust Bank LOC), 0.430%, 7/7/2010	3,500,000
2,000,000		Orange County, FL IDA, (Series 2007) Daily VRDNs (Catholic Charities of Central Florida, Inc. and Diocese of Orlando)/(SunTrust Bank LOC), 0.270%, 7/1/2010	2,000,000
10,650,000		Orange County, FL IDA, (Series 2007) Weekly VRDNs (Lake Highland Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.300%, 7/1/2010	10,650,000
15,605,000		Orange County, FL, Health Facilities Authority, (Series 2008) Weekly VRDNs (Lakeside Behavioral Healthcare, Inc.)/(SunTrust Bank LOC), 0.430%, 7/7/2010	15,605,000
2,140,000		Pinellas County, FL Health Facility Authority, (Series 2004) Daily VRDNs (Bayfront Obligated Group)/(SunTrust Bank LOC), 0.270%, 7/1/2010	2,140,000
21,800,000		Pinellas County, FL Health Facility Authority, (Series 2006A) Daily VRDNs (Bayfront Hospital)/(SunTrust Bank LOC), 0.270%, 7/1/2010	21,800,000
27,310,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.210%, 7/1/2010	27,310,000
3,500,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.200%, 7/1/2010	3,500,000

Principal Amount			Value
$7,765,000	[2,3]	St. Petersburg, FL HFA, Stage Trust (Series 2009-14C), 0.45% TOBs (All Children's Hospital)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 12/8/2010	7,765,000
9,265,000		Tampa, FL, (Series 2000) Weekly VRDNs (Tampa Preparatory School, Inc.)/(SunTrust Bank LOC), 0.440%, 7/7/2010	9,265,000
10,000,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 7/2/2010	10,000,000
7,895,000		Volusia County, FL Education Facility Authority, (Series 2001) Weekly VRDNs (Bethune-Cookman College, Inc.)/(SunTrust Bank LOC), 0.430%, 7/7/2010	7,895,000
		TOTAL	185,760,000
		Georgia – 2.2%
6,000,000		Albany-Dougherty County, GA Hospital Authority, (Series 2008A) Daily VRDNs (Phoebe Putney Memorial Hospital)/(SunTrust Bank LOC), 0.270%, 7/1/2010	6,000,000
14,850,000		Athens-Clarke County, GA IDA, (Series 2001) Daily VRDNs (University of Georgia Athletic Association)/(SunTrust Bank LOC), 0.270%, 7/1/2010	14,850,000
19,000,000		Atlanta, GA Airport General Revenue, (Series 2005A-1), 0.52% CP (GTD by Bayerische Landesbank, Credit Agricole Corporate and Investment Bank, Landesbank Baden-Wurttemberg and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 7/13/2010	19,000,000
12,700,000		DeKalb County, GA MFH Authority, (Series 1995) Weekly VRDNs (Wood Crow Terrace Associates, LP)/(Wells Fargo Bank, N.A. LOC), 0.360%, 7/1/2010	12,700,000
15,500,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (The Lovett School)/(FHLB of Atlanta LOC), 0.200%, 7/7/2010	15,500,000
8,500,000		Georgia Ports Authority, (Series 2006) Weekly VRDNs (Garden City Terminal)/(Branch Banking & Trust Co. LOC), 0.270%, 7/7/2010	8,500,000
1,100,000		Rome-Floyd County, GA Development Authority, (Series 2000) Weekly VRDNs (VTI of Georgia)/(Wells Fargo Bank, N.A. LOC), 0.470%, 7/1/2010	1,100,000
12,500,000		Winder-Barrow County, GA Joint Development Authority, (Series 2007) Weekly VRDNs (Republic Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 7/1/2010	12,500,000
		TOTAL	90,150,000
		Hawaii – 0.4%
4,235,000	[2,3]	Honolulu, HI City & County Wastewater System, Solar Eclipse (Series 2006-0128) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.310%, 7/1/2010	4,235,000
10,430,000	[2,3]	University of Hawaii, Stage Trust (Series 2008-11C), 0.45% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 12/2/2010	10,430,000
		TOTAL	14,665,000
		Idaho – 2.1%
55,055,000		Idaho Health Facilities Authority, (Series 2000) Daily VRDNs (St. Lukes Regional Medical Center, Ltd.)/(Assured Guaranty Municipal Corp. INS)/(Harris, N.A. LIQ), 0.200%, 7/1/2010	55,055,000
18,000,000		Idaho Health Facilities Authority, (Series 2009B) Weekly VRDNs (St. Lukes Regional Medical Center, Ltd.)/(Harris, N.A. LOC), 0.290%, 7/1/2010	18,000,000
12,000,000		Idaho State, (Series 2010), 2.00% TANs, 6/30/2011	12,189,480
		TOTAL	85,244,480
		Illinois – 5.0%
4,560,000	[2,3]	Chicago, IL Board of Education, SPEARs (DB-338) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.310%, 7/1/2010	4,560,000
12,366,667		Chicago, IL MFH Revenue Weekly VRDNs (St. Luke Renaissance)/(Harris, N.A. LOC), 0.500%, 7/1/2010	12,366,667
15,025,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Morgan Stanley Bank LOC), 0.300%, 7/1/2010	15,025,000
9,700,000		Illinois Development Finance Authority Weekly VRDNs (Chicago Theatre Group Inc.)/(JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.250%, 7/7/2010	9,700,000
5,100,000		Illinois Development Finance Authority, Revenue Bonds (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.350%, 7/1/2010	5,100,000
23,100,000		Illinois Finance Authority, (Series 1999 C) Weekly VRDNs (Resurrection Health Care Corp.)/(Bank of America N.A. LOC), 0.320%, 7/1/2010	23,100,000
5,000,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Lawrence Hall Youth Services)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 7/2/2010	5,000,000
4,705,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Illinois Wesleyan University)/(Northern Trust Co., Chicago, IL LOC), 0.260%, 7/1/2010	4,705,000
30,000,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Delnor-Community Hospital)/(Fifth Third Bank, Cincinnati LOC), 0.450%, 7/1/2010	30,000,000

Principal Amount			Value
$20,775,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 7/1/2010	20,775,000
20,000,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 7/1/2010	20,000,000
20,925,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 7/1/2010	20,925,000
2,800,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.250%, 7/7/2010	2,800,000
14,160,000	[2,3]	Illinois State, MERLOTS (Series 2003-B4) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.230%, 7/7/2010	14,160,000
13,755,000	[2,3]	Metropolitan Pier & Exposition Authority, IL, AUSTIN (Series 2008-3007X) Weekly VRDNs (Bank of America N.A. LIQ), 0.340%, 7/1/2010	13,755,000
565,000		Upper Illinois River Valley Development Authority, (Series 2001) Weekly VRDNs (Tri-Con Materials, Inc.)/(Citibank NA, New York LOC), 1.240%, 7/1/2010	565,000
		TOTAL	202,536,667
		Indiana – 2.6%
10,595,000		Angola, IN Educational Facilities, (Series 2006) Weekly VRDNs (Tri-State University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 7/2/2010	10,595,000
10,000,000		Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2010	10,062,199
8,850,000		Bluffton, IN, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.410%, 7/1/2010	8,850,000
9,500,000		Crawfordsville, IN EDA, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.410%, 7/1/2010	9,500,000
855,000		Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Bank of America N.A. LOC), 0.450%, 7/1/2010	855,000
49,390,000		Indiana Health & Educational Facility Financing Authority, (Series 2005B) Weekly VRDNs (Clarian Health Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.330%, 7/7/2010	49,390,000
10,735,000		Indiana Health & Educational Facility Financing Authority, (Series 2006A) Weekly VRDNs (Union Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 7/2/2010	10,735,000
3,250,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2006) Weekly VRDNs (Mittal Steel USA, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.550%, 7/7/2010	3,250,000
3,890,000		Winona Lake, IN EDRB, (Series 1999) Weekly VRDNs (Grace College)/(Key Bank, N.A. LOC), 0.480%, 7/1/2010	3,890,000
		TOTAL	107,127,199
		Iowa – 0.7%
390,000		Iowa Finance Authority, (Series 1998) Weekly VRDNs (Schumacher Elevator)/(Wells Fargo Bank, N.A. LOC), 0.520%, 7/1/2010	390,000
27,685,000		Iowa Finance Authority, (Series 2006A) Weekly VRDNs (Pointe at Cedar Rapids LLC)/(FHLB of Chicago LOC), 0.350%, 7/1/2010	27,685,000
500,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LOC), 0.310%, 7/1/2010	500,000
		TOTAL	28,575,000
		Kentucky – 0.1%
2,340,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC Project)/(Harris, N.A. LOC), 1.010%, 7/1/2010	2,340,000
100,000		Muhlenberg County, KY, (Series 1997) Weekly VRDNs (Plastic Products Co.)/(Wells Fargo Bank, N.A. LOC), 0.520%, 7/1/2010	100,000
		TOTAL	2,440,000
		Louisiana – 1.9%
10,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.340%, 7/7/2010	10,000,000
3,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 0.370%, 7/1/2010	3,000,000
12,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2002) Weekly VRDNs (Isidore Newman School)/(FHLB of Dallas LOC), 0.400%, 7/7/2010	12,000,000
11,520,000		Louisiana Local Government Environmental Facilities CDA, (Series 2007A) Weekly VRDNs (St. James Place of Baton Rouge)/(Bank of America N.A. LOC), 0.340%, 7/1/2010	11,520,000
30,575,000	[2,3]	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.320%, 7/1/2010	30,575,000
11,200,000		Louisiana State Offshore Terminal Authority, (Series 2003A) Daily VRDNs (Loop LLC)/(SunTrust Bank LOC), 0.270%, 7/1/2010	11,200,000
		TOTAL	78,295,000
		Maine – 0.2%
7,620,000		Maine Finance Authority, (Series 2002) Weekly VRDNs (The Jackson Laboratory)/(Bank of America N.A. LOC), 0.350%, 7/1/2010	7,620,000

Principal Amount			Value
		Maryland – 0.6%
$3,617,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.360%, 7/6/2010	3,617,000
5,125,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2004: French International School) Weekly VRDNs (La Fondation Du Lycee Francais International De Washington)/(SunTrust Bank LOC), 0.430%, 7/7/2010	5,125,000
15,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2009B) Weekly VRDNs (Anne Arundel Health System, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 7/1/2010	15,000,000
		TOTAL	23,742,000
		Massachusetts – 6.2%
2,185,000		Boston, MA IDFA, (Series 2006A) Weekly VRDNs (Fenway Community Health Center)/(Banco Santander, S.A. LOC), 0.540%, 7/7/2010	2,185,000
7,525,000		Boston, MA IDFA, (Series 2006B) Weekly VRDNs (Fenway Community Health Center)/(Banco Santander, S.A. LOC), 0.540%, 7/7/2010	7,525,000
7,550,000		Commonwealth of Massachusetts, (Series 1997-B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.320%, 7/1/2010	7,550,000
55,635,000		Commonwealth of Massachusetts, (Series 2001 B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.300%, 7/1/2010	55,635,000
1,150,000		Commonwealth of Massachusetts, (Series 2001 C) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.280%, 7/1/2010	1,150,000
23,385,000	[2,3]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.230%, 7/7/2010	23,385,000
8,980,000	[2,3]	Commonwealth of Massachusetts, PUTTERs (Series 300) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(United States Treasury PRF), 0.310%, 7/1/2010	8,980,000
4,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window (Series 2010A), 0.400%, 7/1/2010	4,000,000
2,500,000		Massachusetts Development Finance Agency Weekly VRDNs (Fay School)/(TD Banknorth N.A. LOC), 0.310%, 7/1/2010	2,500,000
22,000,000		Massachusetts Development Finance Agency, (Issue 4), 0.43% CP (FHLB of Boston LOC), Mandatory Tender 8/2/2010	22,000,000
4,900,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Abby Kelley Foster Charter Public School)/(TD Banknorth N.A. LOC), 0.290%, 7/1/2010	4,900,000
4,865,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Clark University)/(TD Banknorth N.A. LOC), 0.160%, 7/7/2010	4,865,000
4,200,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Shady Hill School)/(TD Banknorth N.A. LOC), 0.310%, 7/1/2010	4,200,000
13,320,000	[2,3]	Massachusetts HEFA, (PT-4663) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ), 0.310%, 7/1/2010	13,320,000
3,400,000		Massachusetts HEFA, (Series 2004F) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.230%, 7/7/2010	3,400,000
9,900,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.340%, 7/1/2010	9,900,000
12,600,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(RBS Citizens Bank N.A. LOC), 0.380%, 7/1/2010	12,600,000
5,000,000		Massachusetts IFA, (Series 1992B), 0.80% CP (New England Power Co.), Mandatory Tender 7/12/2010	5,000,000
1,500,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(TD Banknorth N.A. LOC), 0.320%, 7/1/2010	1,500,000
1,480,000		Massachusetts IFA, (Series 1997) Weekly VRDNs (Massachusetts Society for the Prevention of Cruelty to Animals)/(Bank of America N.A. LOC), 0.310%, 7/1/2010	1,480,000
2,200,000	[2,3]	Massachusetts School Building Authority, PUTTERs (Series 2479Z) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.310%, 7/1/2010	2,200,000
5,600,000		Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Banco Santander, S.A. LOC), 0.490%, 7/7/2010	5,600,000
3,740,000		Massachusetts State Development Finance Agency, (Series 2006) Daily VRDNs (Melmark New England)/(TD Banknorth N.A. LOC), 0.270%, 7/1/2010	3,740,000
13,600,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Banknorth N.A. LOC), 0.240%, 7/7/2010	13,600,000
9,730,000		Massachusetts State Development Finance Agency, (Series 2007) Weekly VRDNs (Hillside School)/(Banco Santander, S.A. LOC), 0.590%, 7/1/2010	9,730,000
5,000,000		Massachusetts State Development Finance Agency, (Series A) Weekly VRDNs (Seven Hills Foundation & Affiliates)/(TD Banknorth N.A. LOC), 0.300%, 7/1/2010	5,000,000
14,000,000		Massachusetts State Development Finance Agency, (Series B) Weekly VRDNs (Linden Ponds, Inc.)/(Banco Santander, S.A. LOC), 0.370%, 7/1/2010	14,000,000
		TOTAL	249,945,000
		Michigan – 3.2%
9,840,000	[2,3]	Detroit, MI City School District, (PA-997R) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.310%, 7/1/2010	9,840,000

Principal Amount			Value
$1,405,000		Jackson County, MI Hospital Finance Authority, (Series 2006B) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 0.300%, 7/1/2010	1,405,000
1,695,000		Jackson County, MI Hospital Finance Authority, (Series 2006C) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Comerica Bank LIQ), 0.380%, 7/1/2010	1,695,000
13,500,000		Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-1), 3.00% TANs, 8/20/2010	13,529,164
6,000,000		Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-2), 2.50% TANs (JPMorgan Chase Bank, N.A. LOC), 8/20/2010	6,013,447
5,000,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Healthcare Equipment Loan Program )/(Fifth Third Bank, Cincinnati LOC), 0.500%, 7/7/2010	5,000,000
5,000,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Healthcare Equipment Loan Program )/(Fifth Third Bank, Cincinnati LOC), 0.500%, 7/7/2010	5,000,000
8,600,000		Michigan State Hospital Finance Authority, Healthcare Equipment Loan Program Bonds (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.500%, 7/7/2010	8,600,000
50,000,000		Michigan State, (Series A), 2.00% TRANs, 9/30/2010	50,182,464
28,500,000		St. Joseph, MI Hospital Finance Authority, (Series 2003) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.350%, 7/1/2010	28,500,000
		TOTAL	129,765,075
		Minnesota – 0.2%
315,000		Coon Rapids, MN, (Series 1998) Weekly VRDNs (Gerald R. Sizer)/(Wells Fargo Bank, N.A. LOC), 0.520%, 7/1/2010	315,000
5,900,000		Minnetonka, MN, MFH Revenue Refunding Bonds (Series 1995) Weekly VRDNs (Southampton Apartments (MN))/(National Bank of Canada, Montreal LOC), 0.320%, 7/1/2010	5,900,000
		TOTAL	6,215,000
		Mississippi – 0.5%
10,000,000		Mississippi Business Finance Corp., (Series 2007A) Weekly VRDNs (PSL-North America LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 7/1/2010	10,000,000
5,160,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(FNMA LOC), 0.390%, 7/1/2010	5,160,000
3,500,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.450%, 7/1/2010	3,500,000
		TOTAL	18,660,000
		Missouri – 2.2%
150,000		Missouri Development Finance Board, (Series 1995) Weekly VRDNs (Wilson Trailer Sales, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 7/1/2010	150,000
14,185,000		Missouri State HEFA, (Series 2005C-4) Weekly VRDNs (SSM Healthcare)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.250%, 7/7/2010	14,185,000
25,000,000		Missouri State HEFA, (Series 2008-G) Weekly VRDNs (Sisters of Mercy Health System Missouri)/(Bank of America N.A. LIQ), 0.250%, 7/7/2010	25,000,000
26,000,000		Southwest City, MO IDA, (Series 2009) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.310%, 7/1/2010	26,000,000
4,300,000		St. Louis, MO IDA, (Series 1991) Weekly VRDNs (U.S. Durum Milling, Inc.)/(Bank of America N.A. LOC), 0.350%, 7/7/2010	4,300,000
19,495,000	[2,3]	St. Louis, MO, SPEARs (DBE-161) Weekly VRDNs (Lambert-St. Louis International Airport)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.330%, 7/1/2010	19,495,000
		TOTAL	89,130,000
		Multi-State – 2.7%
3,950,000	[2,3]	Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.570%, 7/1/2010	3,950,000
5,825,000	[2,3]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT)/(Series 2009-76) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.360%, 7/1/2010	5,825,000
24,300,000		FHLMC, (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.370%, 7/1/2010	24,300,000
50,000,000		Nuveen Municipal Advantage Fund, Inc., Variable Rate Demand Preferred Shares, 0.460%, 7/1/2010	50,000,000
25,000,000		Nuveen Municipal Market Opportunity Fund, Inc., Variable Rate Demand Preferred Shares, 0.460%, 7/1/2010	25,000,000
		TOTAL	109,075,000
		Nebraska – 0.3%
9,965,000		Central Plains Energy Project, (Project #2) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.330%, 7/1/2010	9,965,000

Principal Amount			Value
$1,510,000		Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(Bank of America N.A. LOC), 0.610%, 7/1/2010	1,510,000
35,000		Douglas County, NE Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.520%, 7/1/2010	35,000
		TOTAL	11,510,000
		Nevada – 0.2%
9,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.300%, 7/7/2010	9,000,000
		New Hampshire – 0.1%
2,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.90% CP (New England Power Co.), Mandatory Tender 7/29/2010	2,000,000
		New Jersey – 4.2%
6,700,000		Camden County, NJ Improvement Authority, (Series 1999A) Daily VRDNs (Harvest Village)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 7/1/2010	6,700,000
19,720,000	[2,3]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT)/(Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.310%, 7/1/2010	19,720,000
7,100,000		Hammonton, NJ School District, 2.75% BANs, 7/15/2010	7,104,033
2,660,000		Manalapan Township, NJ, 1.25% BANs, 2/17/2011	2,669,140
10,370,000		Manchester Township, NJ, (Series 2010), 1.00% BANs, 10/15/2010	10,385,684
12,098,000		Medford Township, NJ, 1.50% BANs, 7/13/2010	12,101,159
3,000,000		Mountainside, NJ, 1.35% BANs, 11/5/2010	3,006,730
1,155,000		New Jersey EDA, (Series 1999) Daily VRDNs (VOADV Property, Inc.)/(TD Banknorth N.A. LOC), 0.320%, 7/2/2010	1,155,000
3,500,000		New Jersey Health Care Facilities Financing Authority, (Series 2007-III) Weekly VRDNs (Meridian Health System Obligated Group)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.350%, 7/7/2010	3,500,000
4,000,000	[2,3]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-447) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.310%, 7/1/2010	4,000,000
2,314,904		Ocean Township, NJ, 1.50% BANs, 12/21/2010	2,322,518
4,876,100		Ocean Township, NJ, 1.50% BANs, 9/8/2010	4,884,304
13,819,545		Paramus, NJ, 1.50% BANs, 2/25/2011	13,900,078
15,505,000		Stafford Township, NJ, 1.50% BANs, 5/26/2011	15,606,182
11,505,000	[2,3]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Weekly VRDNs (JPMorgan Chase & Co. LIQ)/(United States Treasury PRF), 0.320%, 7/1/2010	11,505,000
21,746,250		Union County, NJ, 2.00% BANs, 7/1/2011	22,082,668
14,000,000		Woodbridge Township, NJ, 1.50% BANs, 7/1/2011	14,071,960
4,000,000		Woodbridge Township, NJ, 2.00% BANs, 7/1/2011	4,039,480
9,637,000		Woodbridge Township, NJ, 2.00% BANs, 7/2/2010	9,637,314
		TOTAL	168,391,250
		New Mexico – 0.6%
2,000,000		Albuquerque, NM IDRB, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.520%, 7/1/2010	2,000,000
11,000,000		New Mexico Educational Assistance Foundation, Education Loan Bonds (Senior Series 2008A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.280%, 7/7/2010	11,000,000
10,000,000		New Mexico Municipal Energy Acquisition Authority, (Series 2009: Gas Supply Revenue Bonds) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.600%, 7/1/2010	10,000,000
		TOTAL	23,000,000
		New York – 1.8%
12,400,000		Cattaraugus-Little Valley, NY CSD, (Series 2010A), 1.75% BANs, 6/16/2011	12,488,227
4,000,000		Erie County, NY Fiscal Stability Authority, (Series 2009B), 1.25% BANs, 7/30/2010	4,002,156
5,170,000		Granville, NY CSD, 1.50% BANs, 2/25/2011	5,196,879
30,000,000		New York Liberty Development Corporation, (Series 2009A), 0.50% TOBs (World Trade Center) Mandatory Tender 1/18/2011	30,000,000
1,500,000	[2,3]	Port Authority of New York and New Jersey, ROCs (Series 11743) Weekly VRDNs (Citibank NA, New York LIQ), 0.370%, 7/1/2010	1,500,000
20,000,000		Rochester, NY, (Series 2009-II), 2.00% BANs, 8/23/2010	20,031,654
		TOTAL	73,218,916
		North Carolina – 4.2%
3,703,000		Charlotte, NC, 0.40% CP (Bank of America N.A. LIQ), Mandatory Tender 11/2/2010	3,703,000

Principal Amount			Value
$18,605,000		Durham County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Research Triangle Institute)/(SunTrust Bank LOC), 0.440%, 7/1/2010	18,605,000
2,505,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2003) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co. LOC), 0.340%, 7/1/2010	2,505,000
2,915,000		McDowell County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co. LOC), 0.340%, 7/1/2010	2,915,000
4,900,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.300%, 7/7/2010	4,900,000
1,050,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.300%, 7/7/2010	1,050,000
5,590,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Queens College)/(Bank of America N.A. LOC), 0.400%, 7/1/2010	5,590,000
1,500,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC), 0.300%, 7/1/2010	1,500,000
4,100,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.220%, 7/7/2010	4,100,000
3,760,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC), 0.300%, 7/1/2010	3,760,000
8,930,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(Wells Fargo Bank, N.A. LOC), 0.300%, 7/1/2010	8,930,000
1,455,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.340%, 7/1/2010	1,455,000
7,270,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Guilford College)/(Branch Banking & Trust Co. LOC), 0.340%, 7/1/2010	7,270,000
9,000,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.340%, 7/1/2010	9,000,000
2,605,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Summit School, Inc.)/(Branch Banking & Trust Co. LOC), 0.340%, 7/1/2010	2,605,000
4,440,000		North Carolina Capital Facilities Finance Agency, (Series 2009) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 0.340%, 7/1/2010	4,440,000
5,300,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Charlotte Country Day School)/(Bank of America N.A. LOC), 0.300%, 7/1/2010	5,300,000
2,800,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.340%, 7/1/2010	2,800,000
5,000,000		North Carolina Medical Care Commission, (Series 2008B) Weekly VRDNs (Deerfield Episcopal Retirement Community)/(Branch Banking & Trust Co. LOC), 0.340%, 7/1/2010	5,000,000
5,185,000		North Carolina Medical Care Commission, (Series 2008B-2) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Branch Banking & Trust Co. LOC), 0.250%, 7/7/2010	5,185,000
5,000,000		North Carolina Medical Care Commission, (Series 2008C) Weekly VRDNs (Wake Forest University Health Sciences)/(Bank of America N.A. LOC), 0.300%, 7/1/2010	5,000,000
5,000,000		North Carolina Medical Care Commission, (Series 2009) Weekly VRDNs (Wayne Memorial Hospital)/(Branch Banking & Trust Co. LOC), 0.330%, 7/1/2010	5,000,000
8,900,000		North Carolina Medical Care Commission, (Series 2009B) Weekly VRDNs (WakeMed Corp.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 7/1/2010	8,900,000
6,900,000		North Carolina State, (Series 2002C) Weekly VRDNs (GTD by Bayerische Landesbank LIQ), 0.210%, 7/7/2010	6,900,000
6,100,000		North Carolina State, Public Improvement Bonds (Series 2002E) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.230%, 7/7/2010	6,100,000
6,565,000		North Carolina State, Public Improvement Bonds (Series 2002F) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.230%, 7/7/2010	6,565,000
2,885,000		Raleigh & Durham, NC Airport Authority, (Series 2008C) Weekly VRDNs (FHLB of Atlanta LOC), 0.290%, 7/1/2010	2,885,000
12,800,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (RBC Bank (USA) LIQ), 0.270%, 7/7/2010	12,800,000
6,755,000		Raleigh, NC, (Series 2009), 0.410%, 6/01/2034	6,755,000
9,650,000	[2,3]	University of North Carolina at Chapel Hill, ROCs (Series 12234) Weekly VRDNs (Citibank NA, New York LIQ), 0.310%, 7/1/2010	9,650,000
		TOTAL	171,168,000
		Ohio – 2.8%
5,900,000		Cuyahoga County, OH, (Series 2008A) Weekly VRDNs (Berea Children's Home)/(Key Bank, N.A. LOC), 0.480%, 7/1/2010	5,900,000
12,800,000		Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.290%, 7/1/2010	12,800,000

Principal Amount			Value
$3,090,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York Mellon LOC), 0.320%, 7/1/2010	3,090,000
9,405,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Citizens Bank of Pennsylvania LOC), 0.490%, 7/1/2010	9,405,000
9,925,000		Hancock County, OH, (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(Assured Guaranty Municipal Corp. INS)/(Fifth Third Bank, Cincinnati LIQ), 0.450%, 7/1/2010	9,925,000
30,935,000		Montgomery County, OH Hospital Authority, (Series 2008A) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.420%, 7/7/2010	30,935,000
24,380,000	[2,3]	Ohio State Higher Educational Facility Commission, Clipper Tax-Exempt Certificates Trust (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.310%, 7/1/2010	24,380,000
14,180,000		Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 0.450%, 7/1/2010	14,180,000
4,740,000		Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 0.380%, 7/1/2010	4,740,000
		TOTAL	115,355,000
		Oklahoma – 0.5%
19,200,000		Oklahoma Development Finance Authority, (Series 2003) Weekly VRDNs (ConocoPhillips Co.)/(GTD by ConocoPhillips), 0.270%, 7/7/2010	19,200,000
		Pennsylvania – 2.7%
5,000,000		Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.560%, 7/1/2010	5,000,000
400,000		Pennsylvania EDFA, (1995 Series E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC), 0.380%, 7/1/2010	400,000
35,000,000		Pennsylvania State Turnpike Commission, (Series B-3 of 2008) Weekly VRDNs (Bank of America N.A. LOC), 0.300%, 7/1/2010	35,000,000
23,865,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.400%, 7/1/2010	23,865,000
46,345,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.300%, 7/1/2010	46,345,000
		TOTAL	110,610,000
		Puerto Rico – 0.4%
11,100,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.230%, 7/7/2010	11,100,000
7,030,000	[2,3]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DB-344) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.310%, 7/1/2010	7,030,000
		TOTAL	18,130,000
		Rhode Island – 0.1%
3,660,000		Rhode Island State Health and Educational Building Corp., (Series 2008B) Weekly VRDNs (Care New England)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 7/1/2010	3,660,000
		South Carolina – 0.3%
7,400,000		Rock Hill, SC Utility System, Combined Utility System Revenue Bonds (Series 2003-B) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.350%, 7/7/2010	7,400,000
2,425,000		South Carolina Education Facilities Authority Weekly VRDNs (Newberry College)/(Branch Banking & Trust Co. LOC), 0.340%, 7/1/2010	2,425,000
2,300,000		South Carolina Jobs-EDA, EDRBs Weekly VRDNs (Para-Chem Southern, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.510%, 7/1/2010	2,300,000
		TOTAL	12,125,000
		South Dakota – 0.0%
1,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.450%, 7/1/2010	1,000,000
		Tennessee – 4.3%
42,260,000		Chattanooga, TN Health & Housing Facility Board, (Series 2004-A) Weekly VRDNs (Cumberland Medical Center, Inc.)/(Regions Bank, Alabama LOC), 1.690%, 7/1/2010	42,260,000
4,100,000		Chattanooga, TN IDB, (Series 1997) Weekly VRDNs (YMCA)/(SunTrust Bank LOC), 0.490%, 7/7/2010	4,100,000
12,350,000		Hendersonville, TN IDB, (Series 2000) Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC), 0.490%, 7/7/2010	12,350,000
22,600,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2006 B-1) Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.250%, 7/1/2010	22,600,000
10,000,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-3) Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.250%, 7/1/2010	10,000,000

Principal Amount			Value
$35,500,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-4) Daily VRDNs (Covenant Health Systems)/(SunTrust Bank LOC), 0.270%, 7/1/2010	35,500,000
2,000,000		McMinn County, TN IDB, (Series 2006) Weekly VRDNs (Tennessee Wesleyan College)/(Regions Bank, Alabama LOC), 1.500%, 7/1/2010	2,000,000
8,450,000		Memphis, TN Center City Revenue Finance Corp., (Series 1996A) Weekly VRDNs (South Bluffs)/(SunTrust Bank LOC), 0.500%, 7/1/2010	8,450,000
13,565,000		Memphis-Shelby County, TN Industrial Development Board, (Series 1999) Weekly VRDNs (UT Medical Group, Inc.)/(SunTrust Bank LOC), 0.500%, 7/1/2010	13,565,000
15,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Credit Group), (Series 2001B-1), 0.400%, 11/15/2031	15,000,000
9,390,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.350%, 7/7/2010	9,390,000
		TOTAL	175,215,000
		Texas – 10.5%
8,605,000	[2,3]	Austin, TX Electric Utility System, Municipal Securities Trust Receipts (SGA 131) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.300%, 7/7/2010	8,605,000
14,500,000		Brazos Harbor, TX IDC, (Series 2003) Weekly VRDNs (ConocoPhillips), 0.270%, 7/7/2010	14,500,000
20,300,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.400%, 7/1/2010	20,300,000
900,000		Corpus Christi, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 1.625%, 7/7/2010	900,000
4,705,000	[2,3]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.360%, 7/1/2010	4,705,000
25,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2001) Weekly VRDNs (American Acryl LP)/(Credit Agricole S.A. LOC), 0.400%, 7/1/2010	25,000,000
12,300,000		Harris County, TX Education Facilities Finance Corp., (Series 2008E) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Regions Bank, Alabama LOC), 1.000%, 7/1/2010	12,300,000
12,000,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A. and Wells Fargo Bank, N.A. LIQs), 0.320%, 7/1/2010	12,000,000
955,000		Harris County, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 1.300%, 7/7/2010	955,000
13,665,000	[2,3]	Harris County, TX, State Trust (Series 2009-71C), 0.42% TOBs (Wells Fargo & Co. LIQ), Optional Tender 10/14/2010	13,665,000
17,500,000	[2,3]	Houston, TX Airport System, Floater Receipts (Series SG 149) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.330%, 7/1/2010	17,500,000
1,500,000		Oakbend, TX HFDC, (Series 2008) Daily VRDNs (Oakbend Medical Center)/(Regions Bank, Alabama LOC), 1.010%, 7/1/2010	1,500,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (Total Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.240%, 7/7/2010	25,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (Total Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.230%, 7/7/2010	21,000,000
19,900,000		San Antonio, TX Electric & Gas System, (Series 2003) Weekly VRDNs (Bank of America N.A. LIQ), 0.250%, 7/7/2010	19,900,000
28,025,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008) Weekly VRDNs (Scott and White Memorial Hospital and Scott, Sherwood and Brindley Foundation)/(Compass Bank, Birmingham LOC), 0.450%, 7/1/2010	28,025,000
35,000,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014CE) Weekly VRDNs (GTD by Citigroup, Inc.)/(Citigroup Financial Products, Inc. LIQ), 0.440%, 7/1/2010	35,000,000
20,000,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10015CE) Weekly VRDNs (GTD by Citigroup, Inc.)/(Citigroup Financial Products, Inc. LIQ), 0.440%, 7/1/2010	20,000,000
15,000,000		Texas State Department of Housing & Community Affairs, (Series 2007) Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 7/1/2010	15,000,000
131,000,000		Texas State, 2.50% TRANs, 8/31/2010	131,443,348
		TOTAL	427,298,348
		Utah – 0.6%
12,500,000	[2,3]	Riverton, UT Hospital Revenue Authority, PUTTERs (Series 1762) Weekly VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase & Co. LIQ), 0.310%, 7/1/2010	12,500,000
12,000,000		St. George, UT IDRB, (Series 2010) Weekly VRDNs (Apogee Enterprises, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 7/1/2010	12,000,000
		TOTAL	24,500,000
		Vermont – 0.1%
5,250,000		Vermont State Student Assistance Corp., (Series 2008C-2) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.340%, 7/1/2010	5,250,000

Principal Amount			Value
		Virginia – 1.5%
$11,750,000		Albemarle County, VA IDA, (Series 2007) Weekly VRDNs (Thomas Jefferson Foundation, Inc.)/(SunTrust Bank LOC), 0.430%, 7/7/2010	11,750,000
5,000,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.300%, 7/1/2010	5,000,000
5,100,000		Arlington County, VA Weekly VRDNs (Ballston Public Parking)/(Citibank NA, New York LOC), 0.240%, 7/6/2010	5,100,000
7,000,000		Capital Beltway Funding Corporation, VA, (Series C) Weekly VRDNs (National Australia Bank Ltd., Melbourne LOC), 0.310%, 7/1/2010	7,000,000
3,300,000		Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 0.370%, 7/1/2010	3,300,000
6,965,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.330%, 7/1/2010	6,965,000
23,590,000		Metropolitan Washington, DC Airports Authority, (Series 2009A-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.590%, 7/1/2010	23,590,000
		TOTAL	62,705,000
		Washington – 0.9%
2,450,000		Everett, WA Weekly VRDNs (Bank of America N.A. LOC), 0.350%, 7/1/2010	2,450,000
5,210,000		Seattle, WA Housing Authority, (Series 2007) Weekly VRDNs (High Point South LP)/(Key Bank, N.A. LOC), 0.510%, 7/1/2010	5,210,000
7,895,000		Washington State EDFA, (Series 2009) Weekly VRDNs (CleanScapes, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.350%, 7/7/2010	7,895,000
2,000,000		Washington State Health Care Facilities Authority, (Series 2006) Weekly VRDNs (Swedish Health Services)/(Citibank NA, New York LOC), 0.270%, 7/7/2010	2,000,000
17,095,000	[2,3]	Washington State Health Care Facilities Authority, Stage Trust (Series 2008-48C), 0.45% TOBs (Virginia Mason Medical Center)/(Wells Fargo & Co. LIQ)/(Wells Fargo & Co. LOC), Optional Tender 12/2/2010	17,095,000
		TOTAL	34,650,000
		West Virginia – 0.5%
20,000,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 0.90% CP (Virginia Electric & Power Co.), Mandatory Tender 7/15/2010	20,000,000
		Wisconsin – 3.3%
10,000,000		Milwaukee, WI, (2008 Series C2), 0.37% CP (State Street Bank and Trust Co. LOC), Mandatory Tender 10/20/2010	10,000,000
20,655,000		Wisconsin State HEFA, (Series 2005) Weekly VRDNs (Oakwood Village)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.250%, 7/1/2010	20,655,000
6,670,000		Wisconsin State HEFA, (Series B), 0.75% TOBs (Aurora Health Care, Inc.)/(U.S. Bank, N.A. LOC), Optional Tender 11/12/2010	6,670,000
23,270,000	[2,3]	Wisconsin State HEFA, Solar Eclipse (Series 2007-0029) Weekly VRDNs (Ascension Health Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.310%, 7/1/2010	23,270,000
11,775,000	[2,3]	Wisconsin State HEFA, Stage Trust (Series 2008-43C), 0.45% TOBs (Medical College of Wisconsin, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 7/1/2010	11,775,000
60,000,000		Wisconsin State, (Operating Notes of 2010), 2.00% TRANs, 6/15/2011	60,852,952
		TOTAL	133,222,952
		TOTAL SHORT-TERM MUNICIPALS — 103.9% (AT AMORTIZED COST)[4]	4,213,564,372
		OTHER ASSETS AND LIABILITIES - NET — (3.9)%[5]	(157,094,930)
		TOTAL NET ASSETS — 100%	$4,056,469,442

Securities that are subject to the federal alternative minimum tax (AMT) represent 9.0% of the portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2010, these restricted securities amounted to $598,550,000, which represented 14.8% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2010, these liquid restricted securities amounted to $598,550,000, which represented 14.8% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.

The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service or F-1+ or F-1 by Fitch Ratings are all considered rated in the highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At June 30, 2010, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.0%	3.0%

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CCD	— Community College District
CDA	— Community Development Authority
COL	— Collateralized
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRB(s)	— Economic Development Revenue Bond(s)
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HFA	— Housing Finance Authority
HEFA	— Health and Education Facilities Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDFA	— Industrial Development Financing Authority
IDRB	— Industrial Development Revenue Bond
IFA	— Industrial Finance Authority
INS	— Insured
LIQ(s)	— Liquidity Agreement(s)
LOC(s)	— Letter(s) of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
PCFA	— Pollution Control Finance Authority
PCRB(s)	— Pollution Control Revenue Bond(s)
PRF	— Prerefunded
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	August 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	August 24, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	August 24, 2010